Income Taxes (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) [Line Items]
Federal net operating loss carryforwards (in Dollars)		$ 74
Federal corporate income tax rate		21.00%	21.00%
Immediate expensing percentage		100.00%
Immediate expensing provision, description		Beginning January 1, 2023, the immediate expensing provision is phased down by 20% per year until it is completely phased out as of January 1, 2027.
Maximum [Member]
Income Taxes (Details) [Line Items]
Federal corporate income tax rate	35.00%
Minimum [Member]
Income Taxes (Details) [Line Items]
Federal corporate income tax rate	21.00%